Equity - Schedule of Warrants’ Fair Value was Calculated Using the Black-Scholes Option Pricing Model (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Schedule of Warrants Fair Value was Calculated Using the Black-Scholes Option Pricing Model [Abstract]
Dividend yield (%)	0.00%		0.00%
Expected volatility (%)	72.00%		72.00%
Risk-free interest rate (%)	4.38%		3.872%
Underlying share price ($) (in Dollars per share)	$ 0.36		$ 4.88
Exercise price ($) (in Dollars per share)	$ 68.38		$ 68.38
Warrants fair value ($) (in Dollars)		[1]	$ 192

[1]	Less than $1 thousand